DERIVATIVE INSTRUMENTS (Schedule of Net Income (Loss) Related to Effective Portion of Hedging Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ 1,114	$ 393	$ (813)
Financial income (expense) related to derivative instruments		(670)	2,116
Derivative, Notional Amount	16,007	18,360
Cost of revenues of products [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	158	53	(100)
Cost of revenues of services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	82	24	(55)
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	440	154	(291)
Selling and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	192	72	(180)
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ 242	$ 90	$ (187)